Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ 13	$ 8
Purchased for cancellation	$ (338)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	216,000	400,000
Issued in connection with dividend reinvestment plan, shares		6,135,000
Purchased for cancellation, shares	(1,942)
Increase (decrease) in number of ordinary shares issued, shares	(1,726,000)	6,535,000
Issued in connection with share-based compensation plans	$ 22	$ 38
Issued in connection with dividend reinvestment plan		720
Purchased for cancellation	(29)
Increase (decrease) in equity	$ (7)	$ 758